                                  Filed with the Securities and Exchange Commission on August 3, 2007
Registration No. 333-144639                                                            Investment Company Act No. 811-07325
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 1
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 81

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 367-1730
                               (Address and telephone number of depositor's principal executive offices)

                                                           JOSEPH D. EMANUEL
                                                          CHIEF LEGAL OFFICER
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                         THOMAS S. CLARK, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-6960

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    []  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    []  on __________ pursuant to paragraph (b) of Rule 485
                                    [X]  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                        on     pursuant to paragraph (a) (i) of Rule 485
                                    []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    []  on ______________pursuant to paragraph (a) (ii) of Rule 485

                           If appropriate, check the following box:
                                    []  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interest in Individual Variable Annuity Contracts.
---------------------------------------------------------------------------------------------------------------------------------------
Premier

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 1 to Registration Statement No. 333-144657 for the purpose of including in the
Registration Statement a Prospectus Supplement and a Statement of Additional Information Supplement.  The Prospectus, Statement of
Additional Information and Part C that were filed as part of the initial N-4 filed with the SEC on July 17, 2007, as supplemented, are hereby incorporated by reference.  However, financial statements for the depositor and the registrant will be included in a
subsequent post-effective amendment.   Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                              Pruco Life Insurance Company

                                           Prudential Premier Series Annuity
                                          Prudential Premier Bb Series Annuity

                                      Supplement to Prospectuses Dated May 1, 2007
                                           Supplement dated November 19, 2007

     This  Supplement  should be read and retained with the current  Prospectus for your annuity.  This  Supplement is intended to update  certain  information  in the  Prospectus  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

     We are issuing this  supplement  to announce  certain  changes to the Lifetime  Five Income  Benefit,  Spousal
     Lifetime  Five  Income  Benefit  and Highest  Daily  Lifetime  Five  Income  Benefit.  We also  describe a new lifetime  guaranteed  withdrawal  benefit called the Spousal  Highest Daily Lifetime Five Income  Benefit.  We
     set forth one additional  Advanced Series Trust  portfolio that is being offered as a new variable  investment option  under  each of the  above-referenced  products.  Finally,  we  describe a change to the  Annuity  Date provision and introduce a new principal underwriter of the Annuities.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit
              (Highest Daily Lifetime Five), we add a new line item entitled "Spousal Highest Daily Lifetime Five/sm/
              Income Benefit (Spousal Highest Daily Lifetime Five)."

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we substitute the following revised definition:

Benefit Fixed Rate Account:  An investment option offered as part of this Annuity that is used only if you have elected the Highest Daily Lifetime Five Benefit or Spousal Highest Daily Lifetime Five Benefit.  Amounts
allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is
transferred to the Benefit Fixed Rate Account only under the asset transfer feature of each benefit.

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Legacy Protection Plus Death Benefit:  A death benefit that is an optional feature within each of the Lifetime
Five Income Benefit, the Spousal Lifetime Five Income Benefit, the Highest Daily Lifetime Five Income Benefit,
and the Spousal Highest Daily Lifetime Five Income Benefit.  The amount of this death benefit is based on the protected withdrawal value under the companion living benefit.

Spousal Highest Daily Lifetime Five Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Total Protected
Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value.  Spousal Highest Daily
Lifetime Five guarantees certain withdrawal amounts until the second-to-die of two spouses.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Spousal Highest Daily Lifetime Five:

-------------------------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                           TOTAL             TOTAL             TOTAL             TOTAL
                        OPTIONAL           ANNUAL            ANNUAL            ANNUAL            ANNUAL
                        BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
 OPTIONAL BENEFIT         FEE/              for               for               for               for
                         CHARGE           B Series          L Series          X Series         Bb Series
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
-------------------------------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME FIVE
-------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                      1.90%             2.25%             2.30%             1.70%
                    1.50% maximum[2]

                    0.75% current
                    charge
------------------- ----------------- ----------------- ----------------- ----------------- -----------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following (immediately after the entry for Spousal Highest Daily Lifetime Five Income Benefit),
         to reflect the charges for Legacy Protection Plus:

-------------------------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                           TOTAL             TOTAL             TOTAL             TOTAL
                        OPTIONAL           ANNUAL            ANNUAL            ANNUAL            ANNUAL
                        BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
 OPTIONAL BENEFIT         FEE/              for               for               for               for
                         CHARGE           B Series          L Series          X Series         Bb Series
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
-------------------------------------------------------------------------------------------------------------

LIFETIME FIVE WITH LEGACY PROTECTION PLUS DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                      2.35%             2.70%             2.75%             2.15%
                    2.50% maximum[2]

                    1.20% current
                    charge
------------------- ----------------- ----------------- ----------------- ----------------- -----------------

-------------------------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                           TOTAL             TOTAL             TOTAL             TOTAL
                        OPTIONAL           ANNUAL            ANNUAL            ANNUAL            ANNUAL
                        BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
 OPTIONAL BENEFIT         FEE/              for               for               for               for
                         CHARGE           B Series          L Series          X Series         Bb Series
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
-------------------------------------------------------------------------------------------------------------

SPOUSAL LIFETIME FIVE WITH LEGACY PROTECTION PLUS DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                      2.35%             2.70%             2.75%             2.15%
                    2.50% maximum[2]

                    1.20% current
                    charge
------------------- ----------------- ----------------- ----------------- ----------------- -----------------

-------------------------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                           TOTAL             TOTAL             TOTAL             TOTAL
                        OPTIONAL           ANNUAL            ANNUAL            ANNUAL            ANNUAL
                        BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
 OPTIONAL BENEFIT         FEE/              for               for               for               for
                         CHARGE           B Series          L Series          X Series         Bb Series
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
-------------------------------------------------------------------------------------------------------------

HIGHEST DAILY LIFETIME FIVE WITH LEGACY PROTECTION PLUS DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                      2.35%             2.70%             2.75%             2.15%
                    2.50% maximum[2]

                    1.20% current
                    charge
------------------- ----------------- ----------------- ----------------- ----------------- -----------------

-------------------------------------------------------------------------------------------------------------
YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                           TOTAL             TOTAL             TOTAL             TOTAL
                        OPTIONAL           ANNUAL            ANNUAL            ANNUAL            ANNUAL
                        BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
 OPTIONAL BENEFIT         FEE/              for               for               for               for
                         CHARGE           B Series          L Series          X Series         Bb Series
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
-------------------------------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME FIVE WITH LEGACY PROTECTION PLUS DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                      2.35%             2.70%             2.75%             2.15%
                    2.50% maximum[2]

                    1.20% current
                    charge
------------------- ----------------- ----------------- ----------------- ----------------- -----------------
1 The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the
Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB only, the 0.50% current charge is assessed against the average GMIB Protected Income Value, and not against the value of the Sub-accounts. These optional benefits are not available under the Beneficiary Continuation Option.
2 We have the right to increase the charge for each benefit up to the indicated maximum charge upon a step-up or for a new election of the benefit, or upon a reset of the benefit, if permitted. However, we have no present intention of increasing the charge to that maximum level.

IV.      NEW BENEFIT

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that Pruco Life offers are the Guaranteed Minimum Income Benefit (GMIB), the Lifetime Five
Income Benefit, the Spousal Lifetime Five Income Benefit, the Highest Daily Lifetime Five Income Benefit, and the
Spousal Highest Daily Lifetime Five Income Benefit."

o        The following description of the new optional living benefit is added immediately after the section for
              Highest Daily Lifetime Five in the "Living Benefit Programs" in each Prospectus:

SPOUSAL HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME FIVE)

-------------------------------------------------------------------------------------------------------------------
The Spousal Highest Daily Lifetime Five Income Benefit described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  Currently, if you elect Spousal Highest Daily Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Lifetime Five, Spousal Lifetime
Five, Highest Daily Lifetime Five, or Spousal Highest Daily Lifetime Five. We reserve the right to further limit the election frequency in the future.  Spousal Highest Daily Lifetime Five must be elected based on two
Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. Spousal Highest Daily Lifetime Five is not available if you elect any other optional living or death benefit (except the Legacy Protection Plus death benefit, discussed below). As long as your Spousal Highest Daily
Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s).  Owners electing this benefit must allocate Account Value to one or more of the following asset allocation portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective basis): AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset
Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio,
AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital
Appreciation Target Portfolio, AST UBS Dynamic Alpha Portfolio, AST American Century Strategic Balanced
Portfolio,  or the AST T. Rowe Price Asset Allocation Portfolio.   Owners participating in Spousal Highest Daily
Lifetime Five may not allocate Purchase Payments to any fixed allocation option.
-------------------------------------------------------------------------------------------------------------------

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of Spousal Highest Daily Lifetime Five and at the first death (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount.  This annual amount is equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Highest
Daily Lifetime Five may remain in effect even if the Account Value is zero. Spousal Highest Daily Lifetime Five may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue Spousal Highest Daily Lifetime Five after the death of the first spouse. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

As discussed below, a key component of Spousal Highest Daily Lifetime Five is the Total Protected Withdrawal
Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal
Value and Total Annual Income Amount (as described below) is determined in a way that is not solely related to
Account Value, it is possible for the Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the lives of each
Designated Life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Five.

KEY FEATURE - Total Protected Withdrawal Value
The Total Protected  Withdrawal  Value is used to determine the amount of the annual payments under Spousal Highest
Daily Lifetime  Five.  The Total  Protected  Withdrawal  Value is equal to the greater of the Protected  Withdrawal
Value  and any  Enhanced  Protected  Withdrawal  Value  that may  exist.  We  describe  how we  determine  Enhanced
Protected  Withdrawal  Value,  and  when we begin  to  calculate  it,  below.  If you do not  meet  the  conditions described  below for obtaining  Enhanced  Protected  Withdrawal  Value,  then Total Protected  Withdrawal  Value is simply equal to the Protected Withdrawal Value.

The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Spousal Highest
Daily Lifetime Five. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
o        the Protected Withdrawal Value for the immediately preceding business day (the "Prior Valuation Day "), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior
              Valuation Day and the Current Valuation Day (i.e., one day for successive business days , but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day;
              and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Spousal Highest Daily
Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected
Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected
Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your
Account Value.

The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth
Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive
Enhanced Protected Withdrawal Value. If no such withdrawal is taken, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:
(a)      200% of the Account Value on the date you elected Spousal Highest Daily Lifetime Five (including any
         Purchase Payments applied on that day);

(b)      200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected Spousal Highest Daily Lifetime Five; and

      (c) 100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Spousal Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and
therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

KEY FEATURE - Total Annual Income Amount under the Spousal Highest Daily Lifetime Five Benefit

The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under the Spousal Highest Daily Lifetime Five Benefit,
if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the
Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below).
If you withdraw Excess Income, your Highest Daily Annual Income Amount also will be reduced by the same ratio.
Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount
by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the business days corresponding to the end of each quarter that (i) is based on your Annuity
Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact.  In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total
Annual Income Amount, the charge for Spousal Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest
Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your
Annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Spousal
Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the
Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest
Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:
-         The Issue Date is December 1, 2006
-        The Spousal Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of
$6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual
Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the
Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total
Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -- $1,500 - reduces the Total
Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Total Annual Income Amount                                                   $6,000.00
Less ratio of 1.41%                                                            -$84.51
Total Annual Income Amount for future Annuity Years                          $5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next
Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1
Valuation Days occur after the excess withdrawal on August 6.

                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Total Annual
                                                       withdrawal and      Income Amount (5% of the
           Date*                Account value       Purchase Payments)**   Highest Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
|
-        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of
         $114,500 before the excess withdrawal.

-         This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1.
At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total
Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is
$119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income
Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual
Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME FIVE PROGRAM

To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Spousal Highest Daily Lifetime
Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual
Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years, we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
Account Value to zero are more than the Total Annual Income Amount, the Spousal Highest Daily Lifetime Five
benefit terminates, and no additional payments will be made.

- If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is any Total Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

1. apply  your Account Value to any annuity option available; or

2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the
Total Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death and upon election of the benefit.

We must receive your request in a form acceptable to us at our office.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

1. the present value of future Total Annual Income Amount payments. Such present value will be calculated using the greater of the then-current single life fixed annuity rates guaranteed in your contract; and

2. the Account Value.

- If no withdrawal was ever taken, we will determine an initial Total Protected Withdrawal Value and calculate a
Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Spousal Highest Daily Lifetime Five are subject to all of the terms and conditions of the
Annuity, including any withdrawal charges.

- Withdrawals made while Spousal Highest Daily Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Highest Daily Lifetime Five does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value. When you make a partial withdrawal while Spousal Highest Daily Lifetime Five is in effect, we will withdraw the requested amount from your variable investment options and the Benefit Fixed Rate
Account (as defined below) pro rata (i.e., we withdraw a percentage amount from each option equal to the percentage of the total Account Value that such option represents).  That is, you cannot specify the investment options from which a partial withdrawal will be made.  Partial withdrawals taken from the Benefit Fixed Rate
Account are made on a last-in, first-out basis.

- You can make withdrawals from your contract while your Account Value is greater than zero without purchasing
Spousal Highest Daily Lifetime Five. Spousal Highest Daily Lifetime Five provides a guarantee that if your
Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

- In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Spousal Highest Daily Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account
Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

- There may be circumstances where you will continue to be charged the full amount for Spousal Highest Daily
Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

- In order for the surviving Designated Life to continue Spousal Highest Daily Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation benefit.

ELECTION OF AND DESIGNATIONS OF SPOUSAL HIGHEST DAILY LIFETIME FIVE

Spousal Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity. We also offer existing Annuity  owners the option to elect Spousal Highest Daily Lifetime Five after the Issue Date, subject to our eligibility rules and restrictions. Your Account Value as of the date of election will be used as a basis to calculate the initial Total Protected Withdrawal Value and the Total Annual Income Amount.

Spousal Highest Daily Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die.  So long as the benefit is in effect, you may not add, replace, or delete a
Designated Life.  Currently, the benefit may only be elected where the owner, annuitant and beneficiary designations are as follows:

- One owner, where the annuitant and the owner are the same person and the beneficiary is the owner's spouse. The owner/annuitant and the beneficiary each must be at least 591/2years old at the time of election; or

Co-owners, where the owners are each other's spouses. The beneficiary designation must be the surviving spouse.
The Annuitant must be one of the Owners.  Both owners must each be 591/2years old at the time of election.

- One owner, where the owner is a custodial account established to hold retirement assets for the benefit of the annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the annuitant is the Contingent Annuitant.  Both the annuitant and Contingent Annuitant must each be at least 59 1/2 years old at the time of election.  When the contract is set up in this manner, in order for Spousal Highest Daily Lifetime
Five to be continued after the death of the first designated life (the annuitant), the custodian must have elected to continue the Annuity, with the second designated life (the Contingent Annuitant) named as annuitant.

We limit the ownership changes that you may make under your Annuity under Spousal Highest Daily Lifetime Five, but we do not permit any change of Annuitant.  The only ownership changes that we permit are as follows:
o        if the Owner and the Annuitant are the same person and the owner is changed to an entity (e.g., a trust); and
o        if an entity-owned Annuity changes the owner to a person who is the same as the Annuitant; and
o        if the Annuity is co-owned by spouses, each of whom is a Designated Life, one Owner may be removed as
         Owner (so long as that Owner is not also the Annuitant); and
o        if the Annuity has a single Owner who dies, the surviving spouse can continue the Annuity.

In the event of divorce, the benefit under Spousal Highest Daily Lifetime Five may not be divided.  Nor may the spouse who retains the benefit add a new Designated Life.

Currently, if you terminate Spousal Highest Daily Lifetime Five, you will not be permitted to re-elect the benefit.  If you participated in Lifetime Five, Highest Daily Lifetime Five, or Spousal Lifetime Five and you
canceled the benefit, then as a general rule, you may elect Spousal Highest Daily Lifetime Five only on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was terminated.

We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Annuity owners who have an effective Spousal Highest Daily
Lifetime Five Income Benefit.

TERMINATION OF SPOUSAL HIGHEST DAILY LIFETIME FIVE

Spousal Highest Daily Lifetime Five terminates automatically when your Total Annual Income Amount equals zero.
Spousal Highest Daily Lifetime Five also terminates if upon full surrender of the Annuity, or if upon the death of one spouse, the surviving spouse opts to receive the death benefit rather than continue the Annuity.  You may terminate Spousal Highest Daily Lifetime Five at any time by notifying us. If you terminate Spousal Highest Daily
Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above.  Spousal Highest Daily
Lifetime Five terminates upon your surrender of the Annuity, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

The charge for Spousal Highest Daily Lifetime Five will no longer be deducted from your Annuity Value upon termination of the benefit.

Return of Principal Guarantee

If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth
Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a) your Account Value on the day that you elected Spousal Highest Daily Lifetime Five; and
(b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account
Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b)
is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a purchase payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Five (or Highest Daily Lifetime Five), and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Asset Transfer Component of Spousal Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Spousal
Highest Daily Value Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the
"Permitted Sub-accounts". As a requirement of participating in Spousal Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit
Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account.

Under the asset transfer component of Spousal Highest Daily Lifetime Five, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest
Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the
"Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount
(and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted
Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently, 83%), it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted
Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage
(currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur.
Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your Account Value to the Benefit Fixed Rate
Account, because such a reduction will tend to increase the Liability Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the
Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to rebalance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Liability
Ratio meets a target ratio, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Five, the ratios we use will be fixed. For Annuities issued in the future, however, we reserve the right to change the ratios.

While you are not notified when your Contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate
Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed
          Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit
          Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit
          Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery.
Under the reallocation formula that we employ, it is possible that over time a significant portion, and under certain circumstances all, of your Account Value may be allocated to the Benefit Fixed Rate Account. Note that if your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, that value would remain in the Benefit Fixed Rate Account unless you made additional purchase payments to the Permitted Sub-accounts, which could cause Account Value to transfer out of the Benefit Fixed Rate Account.

Additional Tax Considerations

If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax
Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. For a
Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total
Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected
Withdrawal Value and an amount under the Return of Principal Guarantee.
As indicated, withdrawals made while the Spousal Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax
Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Five through a non-qualified annuity, and your Annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.

LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
Legacy  Protection  Plus is an optional  death  benefit that you may choose at the time you elect  Spousal  Highest
Daily Lifetime Five.  Each Designated  Life must be younger than 71 to elect Legacy  Protection  Plus. If you elect
Legacy  Protection  Plus, you may not  participate  in any other  optional death benefit.  We impose a charge equal to 1.20% annually for the combination of Spousal Highest Daily Lifetime Five and Legacy  Protection Plus,  assessed against the assets of the  Sub-accounts  (and as a reduction to the interest  rate  credited to amounts held within the Benefit  Fixed Rate  Account).  You may choose  Spousal  Highest  Daily  Lifetime  Five without also  selecting
Legacy Protection Plus.

The  Legacy  Protection  Plus  death  benefit  is equal to the  greater  of the base  death  benefit  and the Total
Protected  Withdrawal  Value.  In  general,  we pay this  amount upon our receipt in good order of due proof of the death of the second  Designated  Life. If the Designated  Lives have divorced,  we pay the Legacy  Protection  Plus death benefit upon the death of the Designated  Life who took sole ownership of the Annuity.  Your  beneficiary may take the Legacy  Protection Plus death benefit in any of the forms  permitted under this Annuity (e.g.,  lump sum).
For purposes of Legacy Protection Plus, we calculate the Total Protected Withdrawal Value as follows:

o        prior to the first  withdrawal,  the Total Protected  Withdrawal  Value, for purposes of Legacy Protection
             Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum  distribution  requirements, the  Total  Protected  Withdrawal  Value  is  established  as  indicated  under  the  Total  Protected
             Withdrawal  Value.  Thereafter,   the  Total  Protected  Withdrawal  Value,  for  purposes  of  Legacy
             Protection  Plus,  is increased  by the amount of any  Purchase  Payments  (including  any  associated credits) and reduced for  withdrawals (in the manner  discussed in the next  sentence).  Specifically,
             (a) a  withdrawal  that is less than or equal to the Total  Annual  Income  Amount  reduces  the Total
             Protected  Withdrawal Value by the amount of the withdrawal and (b) an excess  withdrawal  reduces the
             Total  Protected  Withdrawal  Value  proportionally,  by the same proportion that it reduces the Total
             Annual Income Amount  (although an excess  withdrawal made to satisfy  required  minimum  distribution requirements  applicable to the Annuity reduces the Total Protected  Withdrawal Value by the amount of the withdrawal).
o        After the first  withdrawal,  if the Total Annual Income Amount is increased  under the Highest  Quarterly
             Auto Step-Up  provision,  then the Total  Protected  Withdrawal  Value will be stepped up to equal the highest  quarterly  value since your first  withdrawal  (or last  Annuity  Anniversary  in  subsequent years), adjusted for excess withdrawals and additional Purchase Payments.

     You may terminate  Legacy  Protection  Plus only if you also terminate your  participation  in Spousal Highest
     Daily  Lifetime Five at the same time.  Upon  termination  of Legacy  Protection  Plus,  full surrender of the
     Annuity,  death of the second  Designated  Life,  or  annuitization,  we cease  imposing the charge for Legacy
     Protection Plus.

o        In the "Investment Options" section, we add "Spousal Highest Daily Lifetime Five" to the chart that lists the currently permitted investment options when you choose certain optional benefits.

The formula under which we may make asset transfers under this benefit is the same as that used for our Highest
Daily Lifetime Five Benefit, except that, for Spousal Highest Daily Lifetime Five, we substitute the following table for the table of  "a" factors.  Please see Appendix D of your May 1, 2007 prospectus for a delineation of this formula.

                                   "a" Factors for Liability Calculation
                                   (in Years and Months since Benefit Effective Date)
         Months
Years            1       2        3       4        5       6        7       8        9      10       11      12
        1    15.65 15.62   15.60    15.57   15.55    15.53   15.50    15.48   15.45    15.43   15.40    15.38
        2    15.36 15.33   15.31    15.28   15.26    15.23   15.20    15.18   15.15    15.13   15.10    15.08
        3    15.05 15.03   15.00    14.97   14.95    14.92   14.90    14.87   14.84    14.82   14.79    14.76
        4    14.74 14.71   14.68    14.66   14.63    14.60   14.57    14.55   14.52    14.49   14.47    14.44
        5    14.41 14.38   14.35    14.33   14.30    14.27   14.24    14.21   14.19    14.16   14.13    14.10
        6    14.07 14.04   14.02    13.99   13.96    13.93   13.90    13.87   13.84    13.81   13.78    13.75
        7    13.73 13.70   13.67    13.64   13.61    13.58   13.55    13.52   13.49    13.46   13.43    13.40
        8    13.37 13.34   13.31    13.28   13.25    13.22   13.19    13.16   13.13    13.10   13.06    13.03
        9    13.00 12.97   12.94    12.91   12.88    12.85   12.82    12.79   12.76    12.72   12.69    12.66
       10    12.63 12.60   12.58    12.55   12.52    12.50   12.47    12.44   12.42    12.39   12.36    12.33
       11    12.31 12.28   12.25    12.22   12.20    12.17   12.14    12.11   12.09    12.06   12.03    12.00
       12    11.97 11.95   11.92    11.89   11.86    11.83   11.80    11.77   11.75    11.72   11.69    11.66
       13    11.63 11.60   11.57    11.54   11.52    11.49   11.46    11.43   11.40    11.37   11.34    11.31
       14    11.28 11.25   11.22    11.19   11.16    11.14   11.11    11.08   11.05    11.02   10.99    10.96
       15    10.93 10.90   10.87    10.84   10.81    10.78   10.75    10.72   10.69    10.66   10.63    10.60
       16    10.57 10.53   10.49    10.45   10.41    10.37   10.33    10.29   10.24    10.20   10.16    10.12
       17    10.08 10.04   10.00      9.96    9.92     9.88    9.84     9.80    9.76     9.72    9.68     9.64
       18     9.61   9.57    9.53     9.49    9.45     9.41    9.37     9.33    9.30     9.26    9.22     9.18
       19     9.14   9.10    9.06     9.03    8.99     8.95    8.91     8.88    8.84     8.80    8.76     8.73
       20     8.69   8.65    8.62     8.58    8.54     8.51    8.47     8.43    8.40     8.36    8.32     8.29
       21     8.25   8.22    8.18     8.15    8.11     8.08    8.04     8.01    7.97     7.94    7.90     7.87
       22     7.83   7.80    7.76     7.73    7.69     7.66    7.63     7.59    7.56     7.53    7.49     7.46
       23     7.42   7.39    7.36     7.33    7.30     7.26    7.23     7.20    7.17     7.13    7.10     7.07
       24     7.04   7.01    6.98     6.95    6.91     6.88    6.85     6.82    6.79     6.76    6.73     6.70
       25     6.67   6.64    6.61     6.58    6.55     6.52    6.49     6.47    6.44     6.41    6.38     6.35
       26     6.32   6.29    6.27     6.24    6.21     6.18    6.16     6.13    6.10     6.07    6.05     6.02
       27     5.99   5.96    5.94     5.91    5.89     5.86    5.84     5.81    5.78     5.76    5.73     5.71
       28     5.68   5.66    5.63     5.61    5.58     5.56    5.53     5.51    5.48     5.46    5.44     5.41
       29     5.39   5.36    5.34     5.32    5.29     5.27    5.25     5.22    5.20     5.18    5.16     5.13
       30     5.11   5.09    5.07     5.04    5.02     5.00    4.98     4.96    4.93     4.91    4.89     4.87
       31     4.85   4.82    4.80     4.78    4.76     4.74    4.72     4.70    4.68     4.66    4.63     4.61
       32     4.59   4.57    4.55     4.53    4.51     4.49    4.47     4.45    4.43     4.41    4.39     4.37
       33     4.35   4.33    4.31     4.29    4.27     4.25    4.23     4.21    4.19     4.16    4.14     4.12
       34     4.10   4.08    4.06     4.04    4.02     4.00    3.98     3.96    3.94     3.92    3.90     3.88
       35     3.86   3.84    3.82     3.80    3.78     3.76    3.74     3.72    3.70     3.68    3.66     3.64
       36     3.62   3.60    3.58     3.56    3.54     3.52    3.50     3.48    3.45     3.43    3.41     3.39
       37     3.37   3.35    3.33     3.31    3.29     3.27    3.25     3.23    3.21     3.19    3.17     3.15
       38     3.13   3.11    3.09     3.07    3.05     3.03    3.01     2.99    2.97     2.95    2.93     2.91
       39     2.89   2.86    2.84     2.82    2.80     2.78    2.76     2.74    2.72     2.70    2.68     2.66
       40     2.64   2.62    2.60     2.59    2.57     2.55    2.53     2.51    2.49     2.47    2.45     2.43
       41     2.41   2.21    2.01     1.81    1.61     1.40    1.20     1.00    0.80     0.60    0.40     0.20

V.       REVISED EXPENSE EXAMPLES

o        In the Expense Examples section of each prospectus, we replace the bullet-point reference to the maximum combination of optional benefit charges with a bullet point that states "You elect one of the living benefits, together with the Legacy Protection Plus death benefit (the maximum combination of optional benefit charges)."  Further, to reflect this new combination of charges, we furnish the following expense examples:

If you surrender your annuity at the end of the applicable time period:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                       $1,027               $1,654                $2,298               $4,164
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                       $1,062               $1,844                $2,188               $4,454
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                       $1,246               $2,038                $2,751               $4,494
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                       $1,007               $1,596                $2,204               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------

If you annuitize your annuity at the end of the applicable time period:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 N/A                   N/A                        $2,028               $4,164
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 N/A                   N/A                        $2,188               $4,454
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 N/A                   N/A                        $2,211               $4,494
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 N/A                   N/A                        $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------

If you do not surrender your annuity:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                         $397               $1,204                $2,028               $4,164
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                         $432               $1,304                $2,188               $4,454
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                         $436               $1,318                $2,211               $4,494
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                         $377               $1,146                $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------

VI.      CHANGES TO LIFETIME FIVE, SPOUSAL LIFETIME FIVE, AND HIGHEST DAILY LIFETIME FIVE

o        We make the following changes to the Lifetime Five Income Benefit.  The amended version of Lifetime Five will be offered to those who elect Lifetime Five on or after the date of this supplement where we have received regulatory approval:

1.       We add the following as the last sentence of the first paragraph of the Lifetime Five Income Benefit section:  "Effective on or about November 19, 2007, we also offer an optional death benefit that can be elected in conjunction with Lifetime Five called Legacy Protection Plus.  If Legacy
                  Protection Plus is elected, the Withdrawal Benefit under Lifetime Five is not available.
2.       We add the following as the last sentence of the first paragraph under the heading "Key Feature -
                  Protected Withdrawal Value": "Please see the section entitled "Legacy Protection Plus Death
                  Benefit Option" for details on how withdrawals affect the Protected Withdrawal Value if you elect Legacy Protection Plus".
3.       We add the following as the last sentence of the first paragraph of the section entitled "Key Feature -
                  Annual Withdrawal Amount under the Withdrawal Benefit": "Please note that the Withdrawal
                  Benefit is not available on contracts that have elected Legacy Protection Plus".
4.       We add the following at the beginning of the section entitled "Step-Up of the Protected Withdrawal
                  Value":

                  Lifetime Five offers the ability to step up the values provided under Lifetime Five after the first withdrawal under certain situations.  The Step-Up provision depends on when you elected
                  Lifetime Five and the provisions you elected.

                  Elections of Lifetime Five subsequent to November 19, 2007, subject to regulatory approval:

                  If you do not elect Legacy Protection Plus, we will automatically step-up your Protected
                  Withdrawal Value on each Annuity anniversary if, due to positive market performance, your
                  Account Value is greater than the Protected Withdrawal Value.  If we step-up your Protected
                  Withdrawal Value, we increase the Protected Withdrawal Value to equal the then current Account
                  Value.  For example, assume your Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000.  On the
                  Annuity anniversary, your Account Value is $75,000.  Your Protected Withdrawal Value would be increased to equal $75,000.  At the time of a step-up to your Protected Withdrawal Value, if your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up.

                  If you elect Legacy Protection Plus, we will automatically step-up your Annual Income Amount on each Annuity anniversary if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount.  If we step-up your Annual Income Amount, we increase the Annual Income Amount to equal 5% of your Account Value.  For example, assume your Annual
                  Income Amount is $5,000 and, on the Annuity anniversary, your Account Value was $110,000.  Your
                  Annual Income Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we implement a step-up to either your Protected Withdrawal Value or your
                  Annual Income Amount, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for
                  Lifetime Five upon a step-up, we would notify you and give you the opportunity to cancel the automatic step-up feature.  If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  Elections of Lifetime Five prior to November 19, 2007
                   [text continues in this section of May 1, 2007 prospectus]

5.       We add the following after the first sentence within the third bullet under "Benefits Under The Lifetime
                  Five Program":  "Please note that, effective on or about November 19, 2007, we ceased offering a single life fixed annuity with five payments certain and instead will make annuity payments as a single life fixed annuity with ten years certain for Lifetime Five elections after that date."
6.       We add the following to the end of the section:

         LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
         Legacy Protection Plus is an optional death benefit that you may choose only at the time you elect
         Lifetime Five.  The Owner (or Annuitant, for an entity-owned Annuity) must be younger than 71 to elect
         Legacy Protection Plus.  If you elect Legacy Protection Plus, you may not participate in any other
         optional death benefit.   We impose a charge equal to 1.20% annually for the combination of Legacy
         Protection Plus and Lifetime Five, assessed against the assets of the Sub-accounts.  You may choose
         Lifetime Five without also selecting Legacy Protection Plus.  If you elect Legacy Protection Plus, the
         Withdrawal Option under Lifetime Five is not available.

     The Legacy  Protection  Plus death benefit is equal to the greater of the base death benefit and the Protected
     Withdrawal  Value,  although the latter may be determined  differently than under the living benefit component of Lifetime Five (as discussed  below).  In general,  we pay this amount upon our receipt in good order of due proof of the death of the Owner (or Annuitant,  for an entity-owned  Annuity).  Your  beneficiary may take the
     Legacy  Protection Plus death benefit in any of the forms  permitted under this Annuity (e.g.,  lump sum). For purposes of Legacy Protection Plus, we calculate the Protected Withdrawal Value as follows:
o        prior to the first  withdrawal,  the Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum  distribution  requirements, the Protected  Withdrawal  Value,  for purposes of Legacy  Protection  Plus, is set initially to equal the current  Protected  Withdrawal Value being  maintained for the living benefit itself.  Thereafter, the Protected  Withdrawal  Value,  for purposes of Legacy  Protection Plus, is increased by the amount of any Purchase  Payments  (including  any  associated  credits) and reduced for  withdrawals  (in the manner  discussed in the next  sentence).  Specifically,  (a) a withdrawal  that is less than or equal to the Annual Income Amount  reduces the Protected  Withdrawal  Value by the amount of the  withdrawal and (b) a withdrawal  that exceeds the Annual Income Amount  reduces the  Protected  Withdrawal  Value proportionally,  by the same proportion  that it reduces the Annual Income Amount  (although an excess withdrawal  made to satisfy  required  minimum  distribution  requirements  applicable  to the Annuity reduces the Protected Withdrawal Value by the amount of the withdrawal).
o        After the first  withdrawal,  upon step-up of the Annual Income Amount (as described  above under "Step Up of Lifetime Five  Values"),  we increase the value of the Protected  Withdrawal  Value for purposes of
             Legacy Protection Plus to increase the Account Value.

     You may terminate  Legacy  Protection  Plus only if you also  terminate  Lifetime Five at the same time.  Upon termination  of Legacy  Protection  Plus,  full  surrender of the Annuity,  death of the  Owner/Annuitant,  or annuitization, we cease imposing the charge for Legacy Protection Plus.

o        We make the following changes to the Spousal Lifetime Five Income Benefit.  The amended version of
         Spousal Lifetime Five will be offered to those who elect Spousal Lifetime Five on or after the date of this supplement, assuming State approval has been obtained.

1.       We add the following as the last sentence of the first paragraph of the Spousal Lifetime Five Income
                  Benefit section:  "Effective on or about November 19, 2007, we also offer an optional death benefit that can be elected in conjunction with Spousal Lifetime Five called Legacy Protection
                  Plus."
2.       We amend the section entitled "Step-Up of Annual Income Amount" by adding the following to the beginning of that section:

                  Spousal Lifetime Five offers the ability to step up the values provided under Lifetime Five after the first withdrawal under certain situations.  The Step-Up provision depends on when you elected Spousal Lifetime Five and the provisions you elected.

                  For elections of Spousal Lifetime Five subsequent to November 19, 2007, subject to regulatory approval
                  We will automatically step-up your Annual Income Amount on each Annuity anniversary if, due to positive market performance, 5% of your Account Value is greater than the Annual Income
                  Amount.  If we step-up your Annual Income Amount, we increase the Annual Income Amount to equal
                  5% of your Account Value.  For example, assume your Annual Income Amount is $5,000 and, on the
                  Annuity anniversary, your Account Value was $110,000.  Your Annual Income Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we implement a step-up to either your Protected Withdrawal Value or your
                  Annual Income Amount, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for
                  Lifetime Five upon a step-up, we would notify you and give you the opportunity to cancel the automatic step-up feature.  If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  For elections of Spousal Lifetime Five prior to November 19, 2007:
                  [text continues in this section of May 1, 2007 prospectus]

3.       We add the following after the first sentence within the second bullet under "Benefits Under The Spousal
                  Lifetime Five Program":  "Please note that, effective on or about November 19, 2007, we ceased offering a joint and survivor or single (as applicable) life fixed annuity with five payments certain, and instead will make annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten years certain for Spousal Lifetime Five elections after that date."
4.       We add the following to the end of the section concerning Spousal Lifetime Five:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an  optional  death  benefit  that you may  choose at the time you  elect  Spousal
     Lifetime Five.  Each  Designated  Life must be younger than 71 to elect Legacy  Protection  Plus. If you elect
     Legacy  Protection  Plus, you may not  participate  in any other  optional  death benefit.  We impose a charge equal to 1.20% annually for the  combination of Spousal  Lifetime Five and Legacy  Protection  Plus,  assessed against the assets of the  Sub-accounts.  You may choose Spousal  Lifetime Five without also selecting  Legacy
     Protection Plus.

     The Legacy  Protection  Plus death benefit is equal to the greater of the base death benefit and the Protected
     Withdrawal  Value.  In  general,  we pay this  amount upon our receipt in good order of due proof of the death of the second  Designated  Life. If the Designated  Lives have  divorced,  we pay the Legacy  Protection  Plus death  benefit  upon  the  death  of the  Designated  Life  who  took  sole  ownership  of the  Annuity.  Your beneficiary  may take the Legacy  Protection  Plus  death  benefit  in any of the forms  permitted  under this
     Annuity  (e.g.,  lump sum).  For purposes of Legacy  Protection  Plus, we calculate  the Protected  Withdrawal
     Value as follows:
o        prior to the first  withdrawal,  the Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum  distribution  requirements, the Protected  Withdrawal  Value is  established  as indicated  under the Protected  Withdrawal  Value section.  Thereafter,  the  Protected  Withdrawal  Value is  increased  by the amount of any  Purchase
             Payments  (including any associated  credits) and reduced for withdrawals (in the manner  discussed in the next  sentence).  Specifically,  (a) a withdrawal  that is less than or equal to the Annual Income
             Amount  reduces  the  Protected  Withdrawal  Value by the amount of the  withdrawal  and (b) an excess withdrawal  reduces the Protected  Withdrawal  Value  proportionally,  by the same  proportion that it reduces the Annual Income  Amount  (although an excess  withdrawal  made to satisfy  required  minimum distribution  requirements  applicable to the Annuity  reduces the Protected  Withdrawal  Value by the amount of the withdrawal).
o        After the first  withdrawal,  if the Annual Income Amount is increased under the step-up provision of this benefit,  then the  Protected  Withdrawal  Value  will be  increased  as  indicated  in this  section, adjusted for excess withdrawals and additional Purchase Payments.
o        You may  terminate  Legacy  Protection  Plus only if you also  terminate  your  participation  in  Spousal
             Lifetime Five at the same time.  Upon  termination of Legacy  Protection  Plus,  full surrender of the
             Annuity,  death of the second  Designated  Life, or  annuitization,  we cease  imposing the charge for
             Legacy Protection Plus.

o        We add the following to the end of the section entitled Highest Daily Lifetime Five Income Benefit
         (Highest Daily Lifetime Five), to reflect the addition of the Legacy Protection Plus Death Benefit.  The amended version of Highest Daily Lifetime Five will be offered to those who elect Highest Daily Lifetime
         Five on or after the date of this supplement, assuming State approval has been obtained:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an optional  death benefit that you may choose at the time you elect Highest Daily
     Lifetime  Five.  The Owner (or  Annuitant,  for an  entity-owned  Annuity)  must be  younger  than 71 to elect
     Legacy  Protection  Plus. If you elect Legacy  Protection  Plus, you may not participate in any other optional death  benefit.  We impose a charge equal to 1.20%  annually for the  combination  of Highest  Daily  Lifetime
     Five and Legacy  Protection Plus,  assessed against the assets of the Sub-accounts  (and as a reduction to the interest rate credited to amounts held within the Benefit Fixed Rate  Account).  You may choose  Highest Daily
     Lifetime Five without also selecting Legacy Protection Plus.

     The Legacy  Protection  Plus death  benefit is equal to the  greater of the base death  benefit  and the Total
     Protected  Withdrawal  Value.  In  general,  we pay this amount upon our receipt in good order of due proof of the death of the Owner (or Annuitant,  for an  entity-owned  Annuity).  Your  beneficiary  may take the Legacy
     Protection  Plus death  benefit  in any of the forms  permitted  under  this  Annuity  (e.g.,  lump sum).  For purposes of Legacy Protection Plus, we calculate the Total Protected Withdrawal Value as follows:
o        prior to the first  withdrawal,  the Total Protected  Withdrawal  Value, for purposes of Legacy Protection
             Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum  distribution  requirements, the  Total  Protected  Withdrawal  Value  is  established  as  indicated  under  the  Total  Protected
             Withdrawal  Value  section.  Thereafter,  the Total  Protected  Withdrawal  Value is  increased by the amount of any Purchase  Payments  (including any associated  credits) and reduced for  withdrawals (in the manner  discussed  in the next  sentence).  Specifically,  (a) a  withdrawal  that is less than or equal to the Total Annual Income Amount  reduces the Total  Protected  Withdrawal  Value by the amount of the  withdrawal  and  (b) an  excess  withdrawal  reduces  the  Total  Protected  Withdrawal  Value proportionally,  by the same  proportion  that it reduces the Total Annual Income Amount  (although an excess  withdrawal  made to satisfy  required  minimum  distribution  requirements  applicable  to the
             Annuity reduces the Total Protected Withdrawal Value by the amount of the withdrawal).
o        After the first  withdrawal,  if the Total Annual Income Amount is increased  under the Highest  Quarterly
             Auto Step-Up  provision,  then the Total  Protected  Withdrawal  Value will be stepped up to equal the highest  quarterly  value since your first  withdrawal  (or last  Annuity  Anniversary  in  subsequent years), adjusted for excess withdrawals and additional Purchase Payments).
o        You may terminate  Legacy  Protection Plus only if you also terminate your  participation in Highest Daily
             Lifetime Five at the same time.  Upon  termination of Legacy  Protection  Plus,  full surrender of the
             Annuity,  death of the  Owner/Annuitant,  or  annuitization,  we cease  imposing the charge for Legacy
             Protection Plus.

VII.  NEW SUB-ACCOUNT

Effective  November 19, 2007, the underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition:

     In the section of each Prospectus  entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual
     Fund Portfolio Annual Expenses",  under the heading "Advanced Series Trust", the following  portfolio has been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Western Asset Core Plus Bond                0.70%          0.12%         0.00%           0.00%                   0.82%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
     Fixed Income      AST  Western  Asset  Core Plus Bond  Portfolio:  seeks to  maximize  total  return, Western Asset Management
                       consistent with prudent investment  management and liquidity needs, by investing to          Company
                       obtain its average  specified  duration.  The  Portfolio's  current  target average duration is generally  2.5 to 7 years.  The  Portfolio  pursues  this  objective by investing in all major fixed income sectors with a bias towards non-Treasuries.
-------------------------------------------------------------------------------------------------------------------------------------

VIII.  CHANGE TO ANNUITY DATE PROVISION

In the "ACCESS TO ACCOUNT  VALUE"  section of the  prospectus,  under the heading  entitled  "What types of Annuity
Options are  Available"  we revise the first  sentence of the second  paragraph  to read "You may choose an Annuity
Date, an annuity option and the frequency of annuity payments."

IX.  NEW PRINCIPAL UNDERWRITER

In the General Information section of the prospectus, under the heading entitled "Who Distributes Annuities  . .
..", we identify Prudential Investment Management Services LLC (PIMS) as the principal underwriter and distributor of the Annuities.  Effective on November 1, 2007, PIMS has been replaced by Prudential Annuities Distributors,
Inc. ("PAD").  Accordingly, we replace the first four sentences under "Who Distributes Annuities Offered By  . .
" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential Annuities Distributors, Inc. (PAD) (formerly, American Skandia Marketing, Incorporated), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the
Annuities offered through this prospectus.   PAD acts as the distributor of a number of annuity and life insurance products, and is the co-distributor of the Advanced Series Trust.  PAD's principal business address is
One Corporate Drive, Shelton, Connecticut 06484.  PAD is registered as a broker-dealer under the Securities
Exchange Act of 1934 (Exchange Act), and is a member of the National Association of Securities Dealers, Inc.
(NASD)."

                                                        Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products,  we identify Prudential Investment Management Services,  LLC as principal  underwriter.  Beginning as of the date of this supplement,  Prudential  Annuities  Distributors,  Inc., an indirect  subsidiary of Prudential  Financial,  Inc., has assumed
     PIMS's duties as principal underwriter of each of the above-referenced annuities.

                                                                PART C

                                                           OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(4)(w) Form of rider for Highest Daily Lifetime Five with Optional Legacy Protection Plus filed via EDGAR with Post-Effective
Amendment No. 5 to Registration Statement No. 333-130989.

4(x) Form of rider for Lifetime Five with Optional Legacy Protection Plus filed via EDGAR with Post-Effective Amendment No. 5 to
Registration Statement No. 333-130989.

4(y) Form of rider for Lifetime Five filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-130989.

(10) Consent of PricewaterhouseCoopers LLP*

--------
*  To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

---------------------------------------------------------------------------------------------------------------------------------------

                                                              SIGNATURES

      Pursuant to the  requirements  of the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the Registrant has duly caused this post-effective amendment to be signed on its behalf on this 3rd day of August, 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest:    /s/ Thomas C. Castano                                     ____  /s/Scott D. Kaplan
Thomas C. Castano                                                               Scott D. Kaplan
Secretary                                                                       President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

      *
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR                           Date: August 3, 2007

      *                                                         * *By: /s/ Thomas C. Castano
SCOTT D. KAPLAN                                      THOMAS C. CASTANO
PRESIDENT AND DIRECTOR                               (ATTORNEY-IN-FACT)

      *
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

      *
BERNARD J. JACOB
DIRECTOR

      *
RONALD P. JOELSON
DIRECTOR

      *
HELEN M. GALT
DIRECTOR

      *
DAVID R. ODENATH, JR.
DIRECTOR

333-130989